RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of related party transactions

	For the six-month period ended June 30,
	2024	2025
	US$’000	US$’000
Interest income receivable from a related party	181	192
Director’s fees of the subsidiary	62	69
Directors’ fees of the Company	27	27
Directors’ remuneration	41	47
Related party remuneration	68	65
Rental expense paid to director	20	20
Interest payable to a related party	75	55
Loan from related parties	–	356
Sales with a related party	2,905	15,193